LEASES (Narrative) (Details) $ in Thousands		1 Months Ended		3 Months Ended													4 Months Ended	12 Months Ended
	Aug. 05, 2014 USD ($)	Apr. 30, 2013 USD ($)	Dec. 31, 2012 property	Mar. 31, 2016 USD ($) property	Dec. 31, 2015 USD ($) property	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Mar. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)		Sep. 30, 2014 USD ($)		Jun. 30, 2014 USD ($)		Mar. 31, 2014 USD ($)		Apr. 30, 2013 property	Dec. 31, 2015 USD ($) property	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Leases [Line Items]
Reorganization items, total				$ (17,910)	$ 1,708	$ 1,420	$ 1,437	$ 3,487	$ 6,338		$ 49,756		$ 86,123		$ 29,256			$ 8,052	$ 171,473	$ 327,170
Liabilities subject to compromise, total					0				0									0	0
Interest expense				22,659	$ 26,644	$ 29,191	$ 28,931	28,569	$ 28,746	[1]	$ 29,111	[1]	$ 174,511	[1]	$ 123	[1]		113,335	232,491	350
Payments for restructuring				526				6,096										18,068	443,296	65,949
Operating leases, rent expense				31,057				$ 31,898										$ 128,677	152,016	206,873
Contract Termination [Member]
Leases [Line Items]
Reorganization items, total																				248,839
Interest expense	$ 7,453
Stock Compensation Plan [Member]
Leases [Line Items]
Reorganization items, total	$ 6,419
Other Restructuring [Member]
Leases [Line Items]
Reorganization items, total																			646
7 Handysize Product Carriers and 1 Aframax [Member]
Leases [Line Items]
Number of vessels, new lease agreements | property																		8
Suezmax [Member]
Leases [Line Items]
Number of vessels, redelivered to owners | property			1
Handysize Product Carrier [Member]
Leases [Line Items]
Number of vessels, redelivered to owners | property			1
11 Handysize Product Carriers, 2 Panamax Product Carriers, 1 Suezmax and 1 Aframax [Member]
Leases [Line Items]
Number of vessels, redelivered to owners | property																	15
Office Space [Member]
Leases [Line Items]
Operating leases, rent expense				$ 935														$ 1,918	2,264	3,959
Office Space [Member] | Contract Termination [Member]
Leases [Line Items]
Reorganization items, total		$ 3,646
Payments for restructuring																			$ 4,132
Leasehold Improvements [Member]
Leases [Line Items]
Write-off amount of unamortized cost																				$ 1,638
Charter-In [Member]
Leases [Line Items]
Number of vessels, rejected leases, Court approved | property																	25
Commitments to charter in vessels, Number of Units | property				17	17													17
Bareboat Charters-In [Member]
Leases [Line Items]
Commitments to charter in vessels, Number of Units | property				13	13													13
Time Charters-In [Member]
Leases [Line Items]
Commitments to charter in vessels, Number of Units | property				4	4													4
Charters-Out [Member]
Leases [Line Items]
Operating Leases, Future Minimum Payments Receivable, Current				$ 338,563	$ 429,904													$ 429,904
Operating Leases, Future Minimum Payments Receivable, in Two Years				236,278	233,327													233,327
Operating Leases, Future Minimum Payments Receivable, in Three Years				144,882	144,882													144,882
Operating Leases, Future Minimum Payments Receivable, in Four Years				78,068	78,068													78,068
Operating Leases, Future Minimum Payments Receivable, in Five Years				43,766	43,766													43,766
Operating Leases, Future Minimum Payments Receivable, Thereafter				$ 134,438	134,438													134,438
Charters-Out [Member] | Contract of Affreightmen [Member]
Leases [Line Items]
Operating Leases, Future Minimum Payments Receivable, Current					31,700													31,700
Operating Leases, Future Minimum Payments Receivable, in Two Years					24,766													24,766
Operating Leases, Future Minimum Payments Receivable, in Three Years					22,698													22,698
Operating Leases, Future Minimum Payments Receivable, in Four Years					23,031													23,031
Operating Leases, Future Minimum Payments Receivable, in Five Years					$ 6,356													$ 6,356

[1]	Interest expense of $73,637 for the Unsecured Revolving Credit Facility and interest expense of $73,660 for the Unsecured Senior Notes relating to post-petition contractual interest (which includes default interest) were recorded in the second quarter.